LONG-TERM PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2013
LONG TERM PREPAYMENTS [Abstract]
Schedule of Long-term Prepayments

(a) Long-term prepayments to third parties consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$

Prepayments for the expansion of automobile dealerships	20,000	-	-
Prepayment for purchase of a property	-	138,453	22,871
Deposit for financing from Toyota Financing Corporation	6,500	6,500	1,074

	26,500	144,953	23,945